Other Non-current Liabilities	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Non Current Liabilities [Abstract]
Other Non-current Liabilities	30) OTHER NON-CURRENT LIABILITIES

	As at March 31
Particulars	2025	2026
Other liabilities (related to business combinations) (refer note 7 (b))	12,396	6,649
Total	12,396	6,649